TAXES ON INCOME (Schedule of Income Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Domestic	$ 24,451	$ 75,729	$ 81,020
Foreign	10,509	13,757	12,281
Income before taxes on income	$ 34,960	$ 89,486	$ 93,301